Employees' retirement benefits	12 Months Ended
Mar. 31, 2013
Employees' retirement benefits

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plan—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the non-contributory defined benefit pension plans (“Defined benefit pension plans”) sponsored by DOCOMO.

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2012 and 2013. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥196,064	¥202,403
Service cost	9,491	9,879
Interest cost	3,831	3,789
Actuarial (gain) loss	2,150	8,710
Recognition of prior service cost	145	—
Transfer of liability from defined benefit pension plans of the NTT group	546	714
Other	271	852
Benefit payments	(10,095)	(11,542)

Projected benefit obligation, end of year	¥202,403	¥214,805

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,813	¥81,262
Actual return on plan assets	1,095	6,975
Employer contributions	5,254	5,323
Transfer of plan assets from defined benefit pension plans of the NTT group	105	171
Benefit payments	(3,005)	(3,386)

Fair value of plan assets, end of year	¥81,262	¥90,345

At March 31:
Funded status	¥(121,141)	¥(124,460)

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Liability for employees’ retirement benefits	¥(121,187)	¥(124,517)
Prepaid pension cost	46	57

Net amount recognized	¥(121,141)	¥(124,460)

Prepaid pension cost is included in “Other assets” in the consolidated balance sheets.

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(43,242)	¥(44,927)
Prior service cost, net	10,583	8,685
Transition obligation	(810)	(687)

Total	¥(33,469)	¥(36,929)

The accumulated benefit obligation for the Defined benefit pension plans was ¥196,512 million and ¥208,538 million as of March 31, 2012 and 2013, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥202,346	¥214,724
Fair value of plan assets	81,159	90,207
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥196,454	¥208,457
Fair value of plan assets	81,159	90,207

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥9,244	¥9,491	¥9,879
Interest cost on projected benefit obligation	3,894	3,831	3,789
Expected return on plan assets	(1,714)	(1,569)	(1,617)
Amortization of prior service cost	(1,907)	(1,907)	(1,898)
Amortization of actuarial gains and losses	1,497	1,644	1,667
Amortization of transition obligation	125	125	123

Net periodic pension cost	¥11,139	¥11,615	¥11,943

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥4,707	¥2,624	¥3,352
Prior service cost arising during period, net	—	121	—
Amortization of prior service cost	1,907	1,907	1,898
Amortization of actuarial gains and losses	(1,497)	(1,644)	(1,667)
Amortization of transition obligation	(125)	(125)	(123)

Total recognized in “Accumulated other comprehensive income (loss)”	¥4,992	¥2,883	¥3,460

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥16,131 million, ¥14,498 million and ¥15,403 million for the years ended March 31, 2011, 2012 and 2013, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the year ending March 31, 2014 is ¥1,704 million, ¥123 million and ¥(1,898) million, respectively.

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	2.9	2.9

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	2.2	2.9	2.9
Expected long-term rate of return on plan assets	2.3	2.0	2.0

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥751	¥751	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	23,079	22,257	822	—
Domestic corporate bonds	7,052	—	7,052	—
Foreign government bonds	5,289	5,208	81	—
Foreign corporate bonds	255	19	236	—
Equity securities
Domestic stocks	8,476	8,476	—	—
Foreign stocks	6,030	6,030	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Pooled funds	15,970	—	15,970	—
Life insurance company general accounts	9,444	—	9,444	—
Other	2,199	—	1	2,198

Total	¥81,262	¥42,741	¥36,323	¥2,198

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥625	¥625	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,739	24,973	766	—
Domestic corporate bonds	6,846	—	6,846	—
Foreign government bonds	5,685	2,472	3,213	—
Foreign corporate bonds	204	14	190	—
Equity securities
Domestic stocks	9,019	9,015	4	—
Foreign stocks	5,883	5,881	—	2
Securities investment trust beneficiary certificates
Domestic debt securities	901	—	901	—
Domestic equity securities	816	—	816	—
Foreign debt securities	558	—	558	—
Foreign equity securities	691	—	691	—
Pooled funds	21,159	—	21,159	—
Life insurance company general accounts	10,028	—	10,028	—
Other	2,191	—	6	2,185

Total	¥90,345	¥42,980	¥45,178	¥2,187

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other mainly includes fund of hedge funds. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The Defined benefit pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2013 was: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%.

As of March 31, 2012 and 2013, securities owned by the Defined benefit pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥282 million (0.3% of total plan assets) and ¥267 million (0.3% of total plan assets), respectively.

DOCOMO expects to contribute ¥3,494 million to the Defined benefit pension plans in the year ending March 31, 2014.

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	66,691

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥14,703 million, ¥15,414 million and ¥16,044 million for the years ended March 31, 2011, 2012 and 2013, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2012 and 2013 represented approximately 11.4% of the total members.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2012 and 2013. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2012 and 2013.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥97,299	¥102,784
Service cost	3,478	3,585
Interest cost	1,897	1,891
Actuarial (gain) loss	2,104	10,844
Internal adjustment due to transfer of employees within the NTT group	(630)	(487)
Other	211	71
Benefit payments	(1,575)	(1,749)

Projected benefit obligation, end of year	¥102,784	¥116,939

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥62,942	¥63,864
Actual return on plan assets	1,469	7,439
Employer contributions	834	841
Employee contributions	416	420
Internal adjustment due to transfer of employees within the NTT group	(433)	(651)
Other	211	71
Benefit payments	(1,575)	(1,749)

Fair value of plan assets, end of year	¥63,864	¥70,235

At March 31:
Funded status	¥(38,920)	¥(46,704)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(19,132)	¥(22,983)
Prior service cost, net	712	356

Total	¥(18,420)	¥(22,627)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥81,826 million and ¥90,670 million at March 31, 2012 and 2013, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥102,784	¥116,939
Fair value of plan assets	63,864	70,235
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥81,749	¥90,561
Fair value of plan assets	63,782	70,115

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,256	¥3,478	¥3,585
Interest cost on projected benefit obligation	1,849	1,897	1,891
Expected return on plan assets	(1,583)	(1,519)	(1,523)
Amortization of prior service cost	(357)	(357)	(356)
Amortization of actuarial gains and losses	326	1,024	1,077
Contribution from employees	(413)	(416)	(420)

Net periodic pension cost	¥3,078	¥4,107	¥4,254

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥7,040	¥2,154	¥4,928
Amortization of prior service cost	357	357	356
Amortization of actuarial gains and losses	(326)	(1,024)	(1,077)

Total recognized in “Accumulated other comprehensive income (loss)”	¥7,071	¥1,487	¥4,207

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥10,149 million, ¥5,594 million and ¥8,461 million for the years ended March 31, 2011, 2012 and 2013, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the year ending March 31, 2014 is ¥1,288 million and ¥(356) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	3.3	3.9

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	3.4	3.3	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	18,298	17,647	651	—
Domestic corporate bonds	5,810	—	5,810	—
Foreign government bonds	4,325	4,279	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,718	13,717	1	—
Foreign stocks	7,731	7,731	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Pooled funds	4,439	—	4,439	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥43,800	¥19,734	¥330

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥517	¥517	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,738	20,122	616	—
Domestic corporate bonds	5,859	—	5,859	—
Foreign government bonds	4,676	2,079	2,597	—
Foreign corporate bonds	119	4	115	—
Equity securities
Domestic stocks	13,037	13,028	9	—
Foreign stocks	7,499	7,493	—	6
Securities investment trust beneficiary certificates
Domestic debt securities	1,193	—	1,193	—
Domestic equity securities	1,637	—	1,637	—
Foreign debt securities	1,018	—	1,018	—
Foreign equity securities	1,041	—	1,041	—
Pooled funds	8,192	—	8,192	—
Life insurance company general accounts	4,441	—	4,441	—
Other	268	—	1	267

Total	¥70,235	¥43,243	¥26,719	¥273

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2013 was: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%.

As of March 31, 2012 and 2013, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥4,727 million (0.5% of total plan assets) and ¥ 4,473 million (0.5% of total plan assets), respectively.

DOCOMO expects to contribute ¥ 825 million to the NTT CDBP in the year ending March 31, 2014.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥1,832
2015	2,196
2016	2,346
2017	2,470
2018	2,574
2019-2023	13,952